Hedging Financial Instruments - Summary of Information Related to Hedges of Interest Rate Risk (Detail) $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2024 TWD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 TWD ($)	Dec. 31, 2022 TWD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)
Disclosure of detailed information about financial instruments [line items]
Increase (Decrease) in Value Used for Calculating Hedge Ineffectiveness	$ 5.0	$ 0.1	$ 39.9	$ 0.0
US treasury bonds interest rate futures contracts [member]
Disclosure of detailed information about financial instruments [line items]
Contract Amount					$ 40.4	$ 48.6
Maturity	March 2025	March 2025	March 2024
US treasury bonds interest rate futures contracts [member] | Fair value hedges [member]
Disclosure of detailed information about financial instruments [line items]
Increase (Decrease) in Value Used for Calculating Hedge Ineffectiveness	$ 174.1		$ 20.5	284.0
FVTOCI [member]
Disclosure of detailed information about financial instruments [line items]
Asset Carrying Amount	3,129.2		3,959.5
Asset Accumulated Amount of Fair Value Hedge Adjustments	(11.0)		43.8
FVTOCI [member] | Fair value hedges [member]
Disclosure of detailed information about financial instruments [line items]
Increase (Decrease) in Value Used for Calculating Hedge Ineffectiveness	$ (174.1)		$ (20.5)	$ (284.0)